INVESTMENT PROPERTY (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Investment property fair value used as deemed cost	¥ 37,253,000	¥ 37,253,000
As of beginning of the year	6,791,000
Impairment losses recognized in profit or loss transferred from property, plant and equipment	1,617,000	10,920,000	¥ 0
As of end of the year	4,994,000	6,791,000
Additions from acquisitions, investment property	4,994,000	6,791,000
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(1,570,000)	0
Transfer from property, plant and equipment	0	(1,570,000)
Depreciation for the year	(180,000)	(469,000)
As of end of the year	(1,750,000)	(1,570,000)	0
Impairment for the year
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(28,892,000)	0
Transfer from property, plant and equipment	0	(28,891,000)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	(1,617,000)	(10,920,000)
As of end of the year	¥ (30,509,000)	¥ (28,892,000)	¥ 0